New standards or amendments issued	12 Months Ended
Dec. 31, 2024
New standards or amendments issued [Abstract]
New standards or amendments issued
4.	New standards or amendments issued
In the current year, the Group has applied a number of amendments to IFRS Accounting Standards issued by the IASB that are mandatorily effective for an accounting period that begins on or after January 1, 2024. Their adoption has not had any material impact on the disclosures or the amounts reported in these financial statements.
2024
a.	New accounting standards or amendments for 2024
A number of new accounting standards and amendments to accounting standards are effective for annual periods beginning on January 1, 2024, and have been adopted by the Company. Their adoption has not had any material impact on the disclosures or the amounts reported in these financial statements.
Amendments to IAS 1 - Presentation of Financial Statements - Classification of Liabilities as Current or Non-Current (“2020 Amendment”) - The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of “settlement” to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. The amendment is effective for annual reporting periods beginning on or after January 1, 2024. The Company did not have a significant impact from the adoption of this standard.
b.	New and amended IFRS Accounting Standards issued but not yet effective
At the date of authorization of these financial statements, the Company has not applied the following new IFRS Accounting Standards that have been issued but are not yet effective:
IFRS 18 Presentation and Disclosure in Financial Statements – On April 9, 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements to improve reporting of financial performance. IFRS 18 replaces IAS 1 Presentation of Financial Statements while carrying forward many of the requirements in IAS 1. The new accounting standard introduces significant changes to the structure of a group’s income statement and new principles for aggregation and disaggregation of information. IFRS 18 applies for annual reporting periods beginning on or after January 1, 2027. Earlier application is permitted. The Company is currently evaluating the impact from the adoption of IFRS 18 on its financial statements.
Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments – On May 30, 2024, IASB issued amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures, which clarifies the classification of financial assets with environmental, social and corporate governance (ESG) and similar features, derecognition of financial liability settled through electronic payment systems and also introduces additional disclosure requirements to enhance transparency for investors regarding investments in equity instruments designated at fair value through other comprehensive income and financial instruments with contingent features. The effective date for adoption of this amendment is annual reporting periods beginning on or after January 1, 2026, and early adoption is permitted. The Company is currently evaluating the impact from the adoption of the amendments on its consolidated financial statements
The Company has not early adopted any forthcoming new or amended accounting standards in preparing these financial statements. The Company does not expect to have a significant impact from the adoption of the forthcoming standards.